11. Share Capital: Schedule of Continuity of Stock Options (Details) - Stock Options - $ / shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	16,468,727	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.33	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	27,177,039	16,468,727
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.31	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	28,635,766	16,468,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.33	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(15,010,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ (0.30)